Cover Page	9 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	GIGCAPITAL5, INC.
Entity Central Index Key	0001844505
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1728920
Entity Address, Address Line One	1731 Embarcadero Rd
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	276-7040
Entity Primary SIC Number	6770
Amendment Description	Amendment No. 8
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1731 Embarcadero Rd
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	276-7040
Contact Personnel Name	Dr. Raluca Dinu